Label	Element	Value
Victory S&P 500 Index VIP Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Victory S&P 500 Index VIP Series
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series seeks to track the investment performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), which emphasizes securities issued by large U.S. companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Series
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding fees and expenses relating to the contract or policy.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Series assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will generally indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated, whether or not you redeem at the end of such periods. The example also assumes that your investment earns a 5% return each year and that the Series' operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the period indicated. The example does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If it did, the costs would be higher than those shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser pursues the Series' investment objective by investing primarily in stocks of companies included in the S&P 500 Index ("S&P 500" or "Index"). To replicate the performance of the S&P 500, the Adviser purchases and maintains all or substantially all of the securities included in the S&P 500, in approximately the same percentages as such securities are included in the S&P 500. Because the Series is intended to track the performance of the S&P 500, the Adviser does not actively determine the stock selection or sector allocation. The percentage weighting of a particular security in the S&P 500 is determined by that security's relative total market capitalization.

The Series normally invests at least 95% of its net assets in the stocks of companies included in the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks selected by Standard & Poor's as representative of a broad range of industries within the U.S. economy, including foreign securities. The S&P 500 is composed primarily of stocks issued by large-capitalization companies. The securities selected for the portfolio are those securities that are included in the S&P 500, in approximately the same percentages as those securities are included in the index. The percentage weighting of a particular security in the S&P 500 is determined by that security's relative total market capitalization — which is the market price per share of the security multiplied by the number of shares outstanding. To track the S&P 500 as closely as possible, the Series attempts to remain fully invested in stocks.

The Series also may enter into derivative transactions, such as futures and options contracts, as a substitute for the purchase or sale of securities or when there are large cash inflows into the Series.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Series' investments are subject to the following principal risks:

  Equity Risk. The value of the equity securities in which the Series invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.
  Futures Contracts Risk. The Series use of futures contracts exposes the Series to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.
  Management Risk. The Adviser may not execute the Series' principal investment strategy effectively.
  Passive Investment Risk/Index Risk. The Series is designed to track the Index and is not actively managed. The Series does not, therefore, seek returns in excess of the Index. The Adviser will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index.
  Tracking Risks. The Series' return may not match the return of the Index for a number of reasons, including: the Series incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Series may not be fully invested at times; differences in the valuation of securities; and differences between the Series' portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

You may lose money by investing in the Series. There is no guarantee that the Series will achieve its objective. An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Series does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Series.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Series Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide some indication of the risks of investing in the Series. We assume reinvestment of dividends and distributions. The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Series' average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart and performance table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If such fees and expenses were reflected, the returns would be lower than those shown. The Series' past performance is not an indication of future performance. Effective July 29, 2016, the Series' investment team changed. Updated performance information for the Series is available at https://www.guardianlife.com/annuities/prices-and-performance.

Performance information for periods prior to July 30, 2016 reflects the historical performance of the RS S&P 500 Index VIP Series, a series of RS Variable Products Trust (the predecessor to the Series managed by RS Investment Management Co. LLC) (the "predecessor fund"). The Series' performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Series.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide some indication of the risks of investing in the Series.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.guardianlife.com/annuities/prices-and-performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series’ past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class I Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during this time period were:
Highest	15.83% (quarter ended June 30, 2009)
Lowest	-22.10% (quarter ended December 31, 2008)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.10%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (periods ended 12/31/16)
Victory S&P 500 Index VIP Series | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, 1 Year	rr_AverageAnnualReturnYear01	11.96%
Average Annual Return, 5 Years	rr_AverageAnnualReturnYear05	14.66%
Average Annual Return, 10 Years	rr_AverageAnnualReturnYear10	6.95%
Victory S&P 500 Index VIP Series | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.28%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 29
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	107
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	196
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	457
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	29
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	107
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	196
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 457
Annual Return 2007	rr_AnnualReturn2007	5.22%
Annual Return 2008	rr_AnnualReturn2008	(37.16%)
Annual Return 2009	rr_AnnualReturn2009	26.25%
Annual Return 2010	rr_AnnualReturn2010	14.77%
Annual Return 2011	rr_AnnualReturn2011	1.95%
Annual Return 2012	rr_AnnualReturn2012	15.68%
Annual Return 2013	rr_AnnualReturn2013	32.01%
Annual Return 2014	rr_AnnualReturn2014	13.42%
Annual Return 2015	rr_AnnualReturn2015	1.03%
Annual Return 2016	rr_AnnualReturn2016	11.75%
Average Annual Return, 1 Year	rr_AverageAnnualReturnYear01	11.75%
Average Annual Return, 5 Years	rr_AverageAnnualReturnYear05	14.35%
Average Annual Return, 10 Years	rr_AverageAnnualReturnYear10	6.68%

[1]	Victory Capital Management Inc., the Series' investment adviser ("Adviser"), has contractually agreed to waive its management fee and/or reimburse expenses through at least July 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.28%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement or (b) recoupment. This agreement may only be terminated by the Series' Board of Trustees.